Earnings per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator
Net income attributable to Tsakos Energy Navigation Limited	$ 160,904	$ 176,231	$ 300,182
Preferred share dividends, Series D	0	0	(3,184)
Preferred share dividends, Series E	(10,976)	(10,976)	(10,976)
Preferred share dividends, Series F	(16,024)	(16,024)	(16,024)
Deemed dividend on Series D preferred shares	0	0	(3,256)
Undistributed and distributed income allocated to non-vested restricted common stock	(1,602)	(959)	0
Net income attributable to common stockholders of Tsakos Energy Navigation Limited	$ 132,302	$ 148,272	$ 266,742
Denominator
Weighted Average Number of Shares Outstanding, Basic	29,739,492	29,505,603	29,505,603
Weighted Average Number of Shares Outstanding, Diluted	29,739,492	29,505,603	29,505,603
Earnings per share, basic attributable to Tsakos Energy Navigation Limited common Stockholders	$ 4.45	$ 5.03	$ 9.04
Earnings per share, diluted attributable to Tsakos Energy Navigation Limited common Stockholders	$ 4.45	$ 5.03	$ 9.04